UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22500

                           A&Q Multi-Strategy Fund

(Exact name of registrant as specified in charter)

600 Washington Boulevard

                                     Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Hedge Fund Solutions LLC

One North Wacker Drive

                                         Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (203)-719-1428

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2022 – June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2022 TO JUNE 30, 2023

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer/Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote was For or Against Management

Schonfeld Strategic Partners Offshore Fund Ltd.	N/A	N/A	7/25/2022	Consent to changes reflected in the Updated Memorandum	Issuer	Yes	For	For

Symmetry International Fund, Ltd	N/A	N/A	10/2/2022	Elect to convert shares to new class.	Issuer	Yes	For	For

Sona Credit Fund Limited	N/A	N/A	12/8/2022	Elect to exchange shares in accordance with and subject to the exchange offer form and the offering memorandum of the Fund	Issuer	Yes	For	For

Galton Agency MBS Offshore Fund, Ltd	N/A	N/A	12/15/2022	Approve name change and the amended M&A	Issuer	Yes	For	For

Point72 Capital International, Ltd	N/A	N/A	1/20/2023	Consent to proposed changes to the terms of the Fund	Issuer	Yes	For	For

Element Capital Feeder Fund, Ltd	N/A	N/A	2/28/2023	Elect to fully redeem from the Fund according to the Special Redemption terms	Issuer	Yes	N/A	N/A

Symmetry International Fund, Ltd	N/A	N/A	3/17/2023	Elect to exchange all existing shares for New Class of Shares	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	A&Q Multi-Strategy Fund

By (Signature and Title)* /s/ Nicole Tortarolo
Nicole Tortarolo, Principal Executive Officer

Date	August 18, 2023

*Print the name and title of each signing officer under his or her signature.